SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographical Areas
	Year ended December 31,
	2012	2013	2014

North America	$26,280	$43,713	$72,243
Europe	9,073	19,413	38,376
Latin America	4,260	8,909	14,666
Asia and others	4,063	8,438	16,556

	$43,676	$80,473	$141,841

Schedule of Long-lived Assets by Geographical Areas
	December 31,
	2013	2014

North America	$307	$790
Europe	12	166
Latin America	-	-
Asia and others	3,912	6,249

	$4,231	$7,205